19. LOANS AND FINANCING (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Current	R$ 3,077.1	R$ 3,592.8
Non-current	7,550.0	5,750.3
Local currency Debt	10,627.1	9,343.1
Current	1,470.3	1,438.6
Non-current	10,068.1	9,662.7
Foreign currency Debt	11,538.4	11,101.3
Short term Borrowings	4,547.4	5,031.4
Long term Borrowings	17,618.1	15,413.0
Borrowings	R$ 22,165.5	20,444.4
Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	''Fixed rate / 118% of CDI (7.79% on 12.31.17)
Weighted average interest rate (p.a.)	'7.78% (7.79% on 12.31.17)
WAMT	1 year 8 months 12 days
Current	R$ 1,695.4	1,631.5
Non-current	4,167.6	923.9
Local currency Debt	R$ 5,863.0	2,555.4
Charges (p.a.)	'46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$
Weighted average interest rate (p.a.)	'46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$
Current	R$ 0.0	128.1
Non-current	0.0	39.7
Foreign currency Debt	R$ 0.0	167.9
Working Capital [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'21.91% (15.95% on 12.31.17) + e.r TRY
Weighted average interest rate (p.a.)	'21.91% (15.95% on 12.31.17) + e.r TRY
WAMT	8 months 12 days
Current	R$ 157.9	249.2
Non-current	36.7	0.0
Foreign currency Debt	R$ 194.6	249.2
Certificate Of Agribusiness Receivables [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'96.40% of CDI / IPCA + 5,90% (96.51% of CDI / IPCA + 5,90% on 12.31.17)
Weighted average interest rate (p.a.)	'6.08% (7.41% on 12.31.17)
WAMT	1 year 7 months 6 days
Current	R$ 1,114.9	1,097.9
Non-current	1,482.6	2,473.8
Local currency Debt	R$ 2,597.5	3,571.7
Development Bank Credit Lines [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'Fixed rate / Selic / TJLP + 1.25% (Fixed rate / Selic / TJLP + 1.48% on 12.31.17)
Weighted average interest rate (p.a.)	'6.16% (6.78% on 12.31.17)
WAMT	1 year 1 month 6 days
Current	R$ 220.4	313.3
Non-current	44.1	256.8
Local currency Debt	R$ 264.5	570.1
Charges (p.a.)	'(UMBNDES + 1.73% on 12.31.17) + e.r. US$ and other currencies
Weighted average interest rate (p.a.)	'(6.22% on 12.31.17) + e.r. US$ and other currencies
Current	R$ 0.0	2.6
Non-current	0.0	1.0
Foreign currency Debt	R$ 0.0	3.6
Bonds [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'(7.75% on 12.31.17)
Weighted average interest rate (p.a.)	'(7.75% on 12.31.17)
WAMT
Current	R$ 0.0	503.8
Non-current	0.0	0.0
Local currency Debt	R$ 0.0	503.8
Charges (p.a.)	'4.07% (4.08% on 12.31.17) + e.r. US$ and EUR
Weighted average interest rate (p.a.)	'4.07% (4.08% on 12.31.17) + e.r. US$ and EUR
WAMT	4 years 9 months 18 days
Current	R$ 99.5	105.1
Non-current	9,646.9	8,424.8
Foreign currency Debt	R$ 9,746.4	8,529.9
Export Credit Facility [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'109.45% of CDI (100.35% on 12.31.17)
Weighted average interest rate (p.a.)	'9.02% (6.91% on 12.31.17)
WAMT	3 years 2 months 12 days
Current	R$ 39.3	39.2
Non-current	1,586.0	1,850.0
Local currency Debt	R$ 1,625.3	1,889.2
Charges (p.a.)	'LIBOR + 0.25% (LIBOR + 1.85% on 12.31.17) + e.r. US$
Weighted average interest rate (p.a.)	'2.47% (3.35% on 12.31.17) + e.r. US$
WAMT	9 months 18 days
Current	R$ 998.7	953.5
Non-current	384.5	1,197.2
Foreign currency Debt	R$ 1,383.2	2,150.7
Special Program Asset Restructuring [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.17)
Weighted average interest rate (p.a.)	'12.45% (4.36% on 12.31.17)
WAMT	1 year 4 months 24 days
Current	R$ 3.8	3.5
Non-current	269.7	245.8
Local currency Debt	R$ 273.5	249.4
Fiscal Incentives [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'2.40% (2.40% on 12.31.17)
Weighted average interest rate (p.a.)	'2.40% (2.40% on 12.31.17)
WAMT	6 months
Current	R$ 3.3	3.6
Non-current	0.0	0.0
Local currency Debt	R$ 3.3	3.6
Advances For Foreign Exchange Rate Contracts [Member]
LoansAndFinancingLineItems [Line Items]
Charges (p.a.)	'4.67% + e.r. US$
Weighted average interest rate (p.a.)	'4.67% + e.r. US$
WAMT	9 months 18 days
Current	R$ 214.2	0.0
Non-current	0.0	0.0
Foreign currency Debt	R$ 214.2	R$ 0.0